VIRTUS KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—4.1%
Omnicom Group, Inc.	29,718	$ 2,557
Verizon Communications, Inc.	58,537	2,341
		4,898

Consumer Discretionary—4.2%
Lowe’s Cos., Inc.	6,823	1,684
McDonald’s Corp.	2,160	626
TJX Cos., Inc. (The)	21,671	2,618
		4,928

Consumer Staples—11.4%
Coca-Cola Co. (The)	51,261	3,192
Flowers Foods, Inc.	140,279	2,898
Kimberly-Clark Corp.	24,536	3,215
Procter & Gamble Co. (The)	14,142	2,371
Walmart, Inc.	21,628	1,954
		13,630

Energy—2.0%
TotalEnergies SE Sponsored ADR(1)	44,205	2,409
Financials—19.1%
Broadridge Financial Solutions, Inc.	10,787	2,439
Marsh & McLennan Cos., Inc.	11,121	2,362
PNC Financial Services Group, Inc. (The)	29,260	5,643
Prudential Financial, Inc.	14,807	1,755
T. Rowe Price Group, Inc.	38,461	4,349
Zurich Insurance Group AG ADR	209,742	6,227
		22,775

Health Care—6.5%
AbbVie, Inc.	27,543	4,895
Johnson & Johnson	6,308	912
Merck & Co., Inc.	19,533	1,943
		7,750

Industrials—19.1%
BAE Systems plc Sponsored ADR	50,217	2,870
Eaton Corp. plc	5,104	1,694
Fastenal Co.	31,854	2,291
Paychex, Inc.	21,390	2,999
Snap-on, Inc.	8,729	2,963
Trane Technologies plc	4,462	1,648
United Parcel Service, Inc. Class B	32,281	4,071
Watsco, Inc.	8,954	4,243
		22,779

Information Technology—16.3%
Amphenol Corp. Class A	26,568	1,845
Broadcom, Inc.	26,112	6,054
Cisco Systems, Inc.	59,140	3,501
International Business Machines Corp.	17,642	3,878
Microsoft Corp.	5,913	2,493
	Shares	Value

Information Technology—continued
Texas Instruments, Inc.	8,870	$ 1,663
		19,434

Materials—6.4%
Amcor plc	220,735	2,077
Eastman Chemical Co.	36,686	3,350
Linde plc	5,170	2,165
		7,592

Real Estate—1.6%
Getty Realty Corp.	62,859	1,894
Utilities—8.2%
Fortis, Inc.	133,820	5,563
Southern Co. (The)	51,298	4,223
		9,786

Total Common Stocks (Identified Cost $99,454)		117,875

Total Long-Term Investments—98.9% (Identified Cost $99,454)		117,875

Securities Lending Collateral—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (2)(3)	1,829,740	1,830
Total Securities Lending Collateral (Identified Cost $1,830)		1,830

TOTAL INVESTMENTS—100.4% (Identified Cost $101,284)		$119,705
Other assets and liabilities, net—(0.4)%		(496)
NET ASSETS—100.0%		$119,209

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	79%
Switzerland	7
Canada	5
Ireland	5
United Kingdom	2
France	2
Total	100%
† % of total investments as of December 31, 2024.
See Notes to Schedule of Investments

VIRTUS KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$117,875	$117,875
Securities Lending Collateral	1,830	1,830
Total Investments	$119,705	$119,705
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Schedule of Investments

VIRTUS KAR Equity Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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